BALANCE SHEET (Parentheticals)	Dec. 31, 2020 $ / shares shares
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A common stock
Common stock subject to possible redemption par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock subject to possible redemption	28,726,659
Common stock redemption at per share (in Dollars per share) | $ / shares	$ 10.00
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	250,000,000
Common stock, shares issued	5,773,341
Common stock, shares outstanding	5,773,341
Class B common stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	8,625,000
Common stock, shares outstanding	8,625,000